Common Stock, Warrants and Options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common Stock, Warrants and Options

Note 7 - Common Stock, Warrants and Options

(a)	Common Stock

On January 1, 2010, the Company settled the payment of $408,333 in accounts payable and accrued expenses owed to management and consultants through the issuance of 1,633,333 common shares at a deemed price of $0.25 per share.

No common stock was issued during the year ended December 31, 2011.

(b)	Warrants

The Company did not have any outstanding share purchase warrants at December 31, 2011 and 2010.

During the year ended December 31, 2011, the Company did not have any share purchase warrants issued, cancelled or exercised.

(c)	Options

The Company allots 2,000,000 common shares for issuance under the 2007 Stock Option Plan. The stock options granted to any one optionee should not exceed 1,000,000 shares.

On June 1, 2011, the Board of Directors adopted the 2011 Stock Option Plan (the “2011 Plan”) which allocates 3,000,000 common shares for issuance under the 2011 Plan.

On June 1, 2011, the Company granted 2,500,000 stock options under its 2011 Plan to directors, officers, employees and consultants at $0.05 each, expiring on June 1, 2016.  The options vested immediately. The fair value of the 2,500,000 options granted was estimated at $0.0025 each, for a total of amount of $6,250, by using the Black-Scholes Option Pricing Model with the following weighted average assumptions: dividend yield of 0%, expected volatility of 666.60%, risk-free interest rates of 1.60%, and expected lives of 5.0 years.

(c)	Options - Continued

The movement of options is summarized as follows:

		Weighted
		average
	Number of options	exercise price

Balance, December 31, 2010 and 2009	3,950,000	$0.10
Granted	2,500,000	0.05
Cancelled	(1,500,000)	0.10
Balance, December 31, 2011	4,950,000	0.07

The following table summarizes information about stock options outstanding at December 31, 2011:

		Weighted
Weighted	Number	Average	Number
Average	Outstanding at	Remaining	Exercisable at	Average
Exercise	December 31,	Contractual	December 31,	Intrinsic
Price	2011	Life (Years)	2011	Value

$0.05	2,500,000	4.42	2,500,000	$—
0.10	2,450,000	0.46	2,450,000	—
	4,950,000	2.46	4,950,000

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period ended December 31, 2011 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. Total intrinsic value of options exercised was $nil (December 31, 2010: $nil) for the year ended December 31, 2011.

(c)	Options - Continued

A summary of the Company’s unvested stock options and changes during the years ended December 31, 2011 and 2010 is as follows:

	Number of options	Fair value per share

Nonvested, December 31, 2009	660,000	0.18
Vested	(330,000)	0.18
Nonvested, December 31, 2010	330,000	0.18
Vested	(330,000)	0.18
Nonvested, December 31, 2011	—	0.18

At December 31, 2011, the fair value of the unvested options amounted to $nil. The unrecognized stock based compensation expenses in relation to the unvested options amounted to $nil.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.